Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2014	2015
	$	$
Furniture, fixtures and equipment	11,892,101	12,492,343
Leasehold improvements	4,976,638	5,490,605
Buildings	763,240	633,646
Motor vehicles	1,806,268	1,737,572

Total	19,438,247	20,354,166
Accumulated depreciation	(12,279,467)	(13,553,552)

Property and equipment, net	7,158,780	6,800,614

Depreciation expenses were $3,021,130, $3,030,451 and $2,626,264 for the years ended December 31, 2013, 2014 and 2015, respectively.